Stock-Based Compensation (Schedule Of Changes In Incentive Awards Outstanding) (Details) (Incentive Shares Member, USD $)	12 Months Ended
Sep. 30, 2012
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Beginning of year	7,101,000
Shares, Granted	340,000
Shares, Earned/vested	(346,000)
Shares, Canceled	(296,000)
Shares, End of year	6,799,000
Average Grant Date Fair Value Per Share, Beginning of year	$ 39.38
Average Grant Date Fair Value Per Share, Granted	$ 42.41
Average Grant Date Fair Value Per Share, Earned/vested	$ 38.68
Average exercise price per share, Options canceled	$ 39.71
Average Grant Date Fair Value Per Share, End of year	$ 39.55